Reinsurance - Summary of Reinsurance Claims Incurred and Ceded (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Claims incurred, gross			$ 590,951	$ 452,261
Claims incurred, ceded			(483)	(1,616)
Net claims incurred and claims adjustment expense	$ 214,432	$ 146,328	$ 590,468	$ 450,645